U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before
preparing Form.
	Please print or type.



1.	Name and address of issuer:

TIAA Separate Account VA-3
730 Third Avenue
New York, NY 10017-3206

2.	The name of each series or class of securities
for which this
Form is filed (If the Form is being filed for all
series
and classes of securities of the issuer, check the
box but do not
list series or classes:		?


3.	Investment Company Act File Number:
811-21907

Securities Act File Number: 333-134820

4(a)	Last day of fiscal year for which this
Form is filed:

     December 31, 2013

4(b)	?	Check box if this notice is being
filed late(i.e., more
than 90 calendar days after the end of the issuer's fiscal year).
 (See Instruction A.2)

Note:	If the Form is being filed late, interest
must be paid
 on the registration fee due.

4(c)	?	Check box if this is the last time
the issuer will be
filing this Form.


5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):	$1,509,726,878

(ii)	Aggregate price of securities
redeemed or repurchased during
the fiscal year:
$(605,044,815)

(iii)	Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995
that were not previously used to
reduce registration fees payable
to the Commission:
$   -0-

(iv)	Total available redemption credits
[Add items 5(ii) and 5(iii)]:	$(605,044,815)

(v)	Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
from Item 5(i)]:	$904,682,063

(vi)	Redemption credits available for
use in future years
$   -0-
- if Item 5(i) is less than Item
5(iv) [subtract Item 5(iv) from
Item 5(i)]:

(vii)	Multiplier for determining registra-
tion fee (See Instruction C.9):	x.0001288

(viii)Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
"0" if no fee is due):	=$116,523.05

6.	Prepaid Shares

If the response to Item 5(i) was determined
by deducting an
amount of securities that were registered under
 the Securities
Act of 1933 pursuant to rule 24e-2 as in effect
before
[effective date of rescission of rule 24e-2],
 then report the
amount of securities (number of shares or other
 units) deducted
here:      -0-    .  If there is a number of
shares or other
units that were registered pursuant to rule
24e-2 remaining
unsold at the end of the fiscal year for which
 this form is
filed that are available for use by the issuer
in future fiscal
years, then state that number here:      -0-     .

7.	Interest due - if this Form is being filed
more than 90 days
after the end of the issuer's fiscal year
(see Instruction D):

	+$    -0-

8.	Total of the amount of the registration
fee due plus any
 interest due [line 5(viii) plus line 7]:

	=$116,523.05

9.	Date the registration fee and any
interest payment was sent to
the Commission's lockbox depository:

March 14, 2014	CIK#:0001364783

Method of Delivery:

					??Wire Transfer
					??Mail or other means

SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*
/s/Virginia M. Wilson
Virginia Wilson
Executive Vice President, Chief Financial Officer,
Principal Accounting Officer

Date	 March 12, 2014

*	Please print the name and title of the
signing officer
below the signature.